Financing arrangements (Master Repurchase Agreement) (Details) - Master Repurchase Agreement obligation due 2018 [Member] $ in Billions	Sep. 30, 2013 USD ($)
Debt Instrument [Line Items]
Loans payable to bank, noncurrent	$ 3.1
LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	1.10%